SUBSIDIARY PUBLIC ISSUERS - Condensed Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about consolidated structured entities [line items]
Revenue	$ 7,239	$ 6,135	$ 5,352
Net income attributable to unitholders	1,978	375	1,793
Brookfield Property Partners L.P.
Disclosure of information about consolidated structured entities [line items]
Revenue	0	0	0
Net income attributable to unitholders	767	138	671
BOP Split Corp.
Disclosure of information about consolidated structured entities [line items]
Revenue	27	0	0
Net income attributable to unitholders	417	(409)	94
Brookfield Office Properties Inc. (“BPO”)
Disclosure of information about consolidated structured entities [line items]
Revenue	8	197	201
Net income attributable to unitholders	0	(763)	416
Brookfield Property Preferred Equity Inc.
Disclosure of information about consolidated structured entities [line items]
Revenue	166
Net income attributable to unitholders	(1,419)
Brookfield Property Finance ULC
Disclosure of information about consolidated structured entities [line items]
Revenue	0
Net income attributable to unitholders	0
Holding Entities
Disclosure of information about consolidated structured entities [line items]
Revenue	1,192	1,518	477
Net income attributable to unitholders	1,978	375	1,793
Additional holding entities and eliminations
Disclosure of information about consolidated structured entities [line items]
Revenue	167	0	0
Net income attributable to unitholders	(34)	17	0
Consolidating Adjustments
Disclosure of information about consolidated structured entities [line items]
Revenue	5,679	4,420	4,674
Net income attributable to unitholders	$ 269	$ 1,017	$ (1,181)